Derivatives - Pre-tax net gains and losses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives
Net unrealized gains (losses)	$ 2,240	$ (4,860)	$ (18,114)	$ 8,178	$ 3,581
Designated as hedges | Cash flow hedging | Coffee derivatives | Cost of sales
Derivatives
Net realized gains (losses)	(721)	4,129	13,094	7,197	1,746
Not designated as hedges | Cash flow hedging | Forward Contract and Other Cost of Sales
Derivatives
Net unrealized gains (losses)			$ 8,828	$ (4,799)	$ 2,176
Not designated as hedges | Cash flow hedging | Forward sales and purchase contracts | Cost of sales
Derivatives
Net unrealized gains (losses)	$ (1,028)	$ 6,945